Credit Facilities and Mortgage Notes Payable (Senior Notes) (Details) (USD $)	12 Months Ended	0 Months Ended	2 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 14, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014
Debt Instrument [Line Items]
Interest rate	9.00%
Notes maturity date	Dec. 31, 2013
Term Loan [Member]
Debt Instrument [Line Items]
Notes maturity date		Dec. 17, 2019
Unsecured Credit Facility [Member] | Qualitytech, LP [Member]
Debt Instrument [Line Items]
Unsecured term loan outstanding			75,000,000	$ 75,000,000	$ 75,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate			5.875%	5.875%	5.875%
Senior notes due			2022
Senior Notes [Member] | Qualitytech, LP [Member]
Debt Instrument [Line Items]
Aggregate principal amount			300,000,000	$ 300,000,000	$ 300,000,000
Interest rate			5.875%	5.875%	5.875%
Senior notes due				2022	2022
Notes maturity date				Aug. 01, 2022
Percentage of issued price equal to face value			99.211%	99.211%	99.211%
Notes issuance date				Jul. 23, 2014